Account receivable	12 Months Ended
Dec. 31, 2011
Account receivable
Account receivable

9    Accounts receivable

             Accounts receivable from customers in the steel industry represent 70.36% of receivables at December 31, 2011.

             No single customer accounted for more than 10% of total revenues.

             Additional allowances for doubtful accounts charged to the statement of income as expenses in 2011, 2010 and 2009 totaled US$2, US$23 and US$48, respectively. We wrote-off US$1 in 2011, US$37 in 2010 and US$8 in 2009.

	As of December 31,
	2011	2010
Customers
Denominated in Brazilian Reais	1,228	1,227
Denominated in other currencies, mainly US dollars	7,382	7,102

	8,610	8,329
Allowance for doubtful accounts	(105)	(118)

Total	8,505	8,211